Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Convertible Promissory Notes

8. Convertible Promissory Notes

Secured Promissory Notes

During the period from September through December 2023, the Company issued four convertible promissory notes to various investors for aggregate principal borrowings of $4.8 million, all of which remain outstanding as of December 31, 2025. One of the four notes, with an initial principal balance of $0.5 million, was issued to TVC Momentum Fund I, LP (“TVC”), an entity affiliated with a member of the Company’s Board of Directors and therefore considered a related party. Each note bore interest at 18% per annum, was a senior secured obligation of the Company ranking pari passu with the other notes, and was scheduled to mature on October 31, 2026. Three of such notes, inclusive of the TVC note, accrue interest on a payment-in-kind (“PIK”) basis, with interest compounded monthly and added to the outstanding note balance; one note requires cash interest payments on a monthly basis. As the convertible notes are measured at fair value under the fair value option, see below, interest is not separately presented but is reflected as a component of the change in fair value of convertible promissory notes in the accompanying condensed statements of operations. Each note is convertible into shares of common stock at a conversion price equal to the lower of (a) $100.0 million divided by the Company’s Fully Diluted Capitalization, or (b) the price per share paid by investors in a Next Equity Financing, subject to minimum ownership floors ranging from 0.25% to 3.00%. The notes convert automatically upon a Corporate Transaction or Initial Public Offering, and at maturity the lender may elect to convert or receive cash payment. In connection with the issuance of each note, the Company also issued warrants to the respective lenders (see Note 9).

Due to certain embedded features within the convertible notes that would require potential bifurcation, the Company elected to account for the convertible notes under the fair value option pursuant to ASC 825, to which changes in fair value, inclusive of stated interest, are recorded through the accompanying condensed statements of operations. As of December 31, 2025, the aggregate estimated fair value of the four outstanding convertible promissory notes was $5.7 million. The aggregate unpaid principal balance of the convertible promissory notes, inclusive of accumulated PIK interest, was approximately $5.4 million as of December 31, 2025. As of December 31, 2025, the aggregate fair value exceeded the aggregate unpaid principal balance by approximately $0.3 million. Refer to Note 7 for additional information regarding the fair value measurement of the convertible promissory notes.

In connection with the Series A-I Closing in January and February 2026 and contemporaneous with the execution of the Merger Agreement, all outstanding convertible promissory notes and accrued interest, inclusive of $0.6 million of default interest (see below), converted into 122,744 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 1,121,204 shares of Series A-III redeemable convertible preferred stock at a conversion price of $4.60 per share. The convertible promissory note liabilities of $5.7 million as of December 31, 2025 were fully satisfied and settled as a result of the conversion. See Note 12 for additional information. Refer to Note 7 for additional information regarding the fair value measurement of the convertible promissory notes through the conversion date.

Default

In February 2025, the Company failed to make required interest payments within the five business day contractual cure period, constituting an Event of Default under the terms of two of the Secured Promissory Note agreements. While the Company subsequently cured the February 2025 payments, it ceased making cash interest payments beginning in August 2025. As the notes are measured at fair value under the fair value option, the default interest and the effects of the modified default interest rate are reflected as a component of the change in fair value of the convertible promissory notes in the accompanying condensed statements of operations rather than as a separate interest expense line item. The Event of Default remained outstanding and uncured as of December 31, 2025 and through the conversion dates of the convertible promissory notes in the first quarter of 2026. The cumulative default interest of $0.6 million was settled as part of the conversion of the convertible promissory notes in connection with the Series A-I Closing. The Event of Default also entitled the holders to additional warrants to purchase shares of common stock equal to 1.0% and 3.0%, respectively, of the Company’s fully diluted capitalization, without cash consideration (the “Default Warrants” — refer to Note 9).

8. Convertible Promissory Notes

Secured Promissory Notes

During the period from September through December 2023, the Company issued four convertible promissory notes to various investors for aggregate principal borrowings of $4.8 million, all of which remain outstanding as of December 31, 2025. One of the four notes, with an initial principal balance of $0.5 million, was issued to TVC Momentum Fund I, LP (“TVC”), an entity affiliated with a member of the Company’s Board of Directors and therefore considered a related party. Each note bears interest at 18% per annum, is a senior secured obligation of the Company ranking pari passu with the other notes, and matures on October 31, 2026. Three of such notes, inclusive of the TVC note, accrue interest on a payment-in-kind (“PIK”) basis, with interest compounded monthly and added to the outstanding note balance; one note requires cash interest payments on a monthly basis. As the convertible notes are measured at fair value under the fair value option, see below, interest is not separately presented but is reflected as a component of the change in fair value of convertible promissory notes in the accompanying statements of operations. Each note is convertible into shares of common stock at a conversion price equal to the lower of (a) $100.0 million divided by the Company’s Fully Diluted Capitalization, or (b) the price per share paid by investors in a Next Equity Financing, subject to minimum ownership floors ranging from 0.25% to 3.00%. The notes convert automatically upon a Corporate Transaction or Initial Public Offering, and at maturity the lender may elect to convert or receive cash payment. In connection with the issuance of each note, the Company also issued warrants to the respective lenders (see Note 9).

Due to certain embedded features within the convertible notes that would require potential bifurcation, the Company elected to account for the convertible notes under the fair value option pursuant to ASC 825, to which changes in fair value, inclusive of stated interest, are recorded through the accompanying statements of operations. As of December 31, 2025 and 2024, the aggregate estimated fair value of the four outstanding convertible promissory notes was $5.7 million and $4.2 million, respectively. The aggregate unpaid principal balance of the convertible promissory notes, inclusive of accumulated PIK interest, was approximately $5.4 million and $4.9 million as of December 31, 2025 and 2024, respectively. As of December 31, 2025, the aggregate fair value exceeded the aggregate unpaid principal balance by approximately $0.3 million. As of December 31, 2024, the aggregate fair value was less than the aggregate unpaid principal balance by approximately $0.7 million. Refer to Note 7 for additional information regarding the fair value measurement of the convertible promissory notes.

Default

In February 2025, the Company failed to make required interest payments within the five business day contractual cure period, constituting an Event of Default under the terms of two note agreements. While the Company subsequently cured the February 2025 payments, it ceased making cash interest payments beginning in August 2025. The Event of Default remained outstanding and uncured as of December 31, 2025.

Under the terms of these notes, upon an Event of Default, the contractual interest rate increases to the maximum legally permitted rate in the State of Delaware until all Events of Default have been cured. During the year ended December 31, 2025, the Company incurred $0.2 million of incremental default interest. As the note is measured at fair value under the fair value option, the default interest and the effects of the modified default interest rate are reflected as a component of the change in fair value of the convertible promissory note in the accompanying statements of operations rather than as a separate interest expense line item.

In addition, the Event of Default entitled the holders to additional warrants to purchase shares of common stock equal to 1.0% and 3.0%, respectively, of the Company’s fully diluted capitalization, without cash consideration (the “Default Warrants”). Refer to Note 9 for further information.

Unsecured Promissory Note

On June 16, 2023, the Company issued a $1.0 million unsecured convertible promissory note (the “Unsecured Promissory Note”) bearing interest at 15% per annum with a maturity date of May 16, 2024. The Company elected the FVO for the Unsecured Promissory Note at issuance. On May 14, 2024, the Unsecured Promissory Note was converted in its entirety into 132,097 shares of Series Seed-I Preferred Stock and 66,049 shares of common stock pursuant to a Stock Issuance Agreement that modified the original conversion terms. The Company recognized a gain on extinguishment of $0.2 million in conjunction with the modification.

In connection with the issuance of the Unsecured Promissory Note in June 2023, the Company issued a warrant entitling the holder to purchase a number of shares equal to 50% of the shares issuable upon conversion of the note (the “Unsecured Promissory Note Warrant”). At issuance, the number of shares underlying the Unsecured Promissory Note Warrant was variable because the settlement amount was based on a percentage of shares issued upon conversion rather than a fixed number of shares. As a result, the Unsecured Promissory Note Warrant was not considered indexed to the Company’s own stock under ASC 815-40-15, which precluded equity classification. The Unsecured Promissory Note Warrant was accordingly classified as a liability and measured at fair value, with changes in fair value recognized in earnings. Upon conversion of the Unsecured Promissory Note on May 14, 2024, the number of shares underlying the Unsecured Promissory Note Warrant became fixed at 99,072 shares of common stock. Because the exercise shares were no longer variable, the Note Warrant met the conditions for equity classification and was reclassified from a liability to equity at its then-current fair value of $0.1 million. In April 2026, the Unsecured Promissory Note Warrant was cancelled for no consideration.